SEMI ANNUAL
REPORT


JUNE 30, 1998


TEMPLETON AMERICAN TRUST, INC.

[LOGO]
FRANKLIN(R) TEMPLETON(R)

PAGE


[50-YEAR SEAL]

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.

In 1992, Sir John Templeton retired after a 50-year career of helping investors manage their money. Currently he devotes all of his time and efforts to the John Templeton Foundation. A major portion of his assets remain invested in the Templeton funds which are managed by many of the investment professionals he selected and trained.


[PHOTO OF PETER A. NORI APPEARS HERE]

Peter A. Nori
Portfolio Manager
Templeton American Trust, Inc.

PAGE


CONTENTS

Shareholder Letter................    1

Performance Summaries
   Class I........................    5
   Class II.......................    7

Financial Highlights &
Statement of Investments..........    9

Financial Statements..............   15

Notes to Financial
Statements........................   18


[PYRAMID GRAPHIC]


SHAREHOLDER LETTER


Your Fund's Objective: Templeton American Trust seeks long-term total return (a combination of capital growth and income) by investing at least 65% of its total assets in the equity and debt securities of U.S. companies and the U.S. government, its agencies and instrumentalities.


Dear Shareholder:

We are pleased to bring you this semiannual report of Templeton American Trust for the six months ended June 30, 1998. During this period, concerns over the impact of recession in Asia, which hurt the U.S. stock market in January, were quickly overwhelmed by low interest rates and significant cash flows into the market. The Asian turmoil seemingly redirected portfolio flows from "risky" emerging markets toward the "safer" U.S. market. In the short run, investors in the U.S. market generally profited from the fallout in Asia as it caused a flight to the U.S. dollar, capped inflationary pressures and allowed the Federal Reserve Board to hold interest rates steady.


You will find a complete listing of the Fund's portfolio holdings, including the dollar value and number of shares or principal amount, beginning on page 11 of this report.

PAGE


GEOGRAPHIC DISTRIBUTION


This chart shows, in bar format, the geographic distribution of total net assets for the Templeton American Trust, Inc. as of June 30, 1998.

[BAR GRAPH APPEARS HERE]

United States                                 73.5%
Europe                                         4.5%
Canada                                         3.3%
Latin America                                  1.3%
Australia & New Zealand                        0.9%
Asia                                           0.9%
Short-Term Investments and Other Net Assets   15.6%


However, data available at the close of the reporting period indicated that Asia might not be recovering, and several regional stock markets and currencies were approaching, or breaching, October 1997 lows. But many observers were not overly concerned about the potential risk Asia presents to U.S. corporate profits, and the Standard & Poor's(R) 500 Stock Index (S&P 500(R)) reached record highs as investors appeared to focus on "stable growth" stocks, regardless of valuation.(1) In such an environment, contrarian "value" investors have difficulty performing in line with broad market indices, and Templeton American Trust Class I shares turned in a 9.76% cumulative total return for the first six months of the year, as discussed in the Performance Summary on page 5.

The Fund's performance was affected by its lack of exposure to the large-cap growth names that dominate the S&P 500. With most of these shares trading above our estimates of their true value, our underweighting will likely continue, which may negatively affect the Fund's near-term relative performance. The Asian financial crisis also hurt the Fund, as some of our more economically sensitive holdings like 3Com Corp., whose near-term earnings outlook appeared weak, underperformed the market.

Fund holdings performing well during the period included three companies subject to merger activity: Bay Networks Inc., DSC Communications Corp., and Digital Equipment Corporation (now a part of Compaq Computer Corp.). Spurred by low interest rates and a strong stock market, our financial holdings, including Morgan Stanley Dean Witter Discover & Co., American International Group Inc., and


1. An index is an unmanaged group of securities that is used to measure market performance. One cannot invest directly in an index.


2

PAGE


TOP 10 INDUSTRIES

This chart shows the top ten industries of the Templeton American Trust, Inc. as June 30, 1998, based on total net assets.

                                    % OF TOTAL
INDUSTRY                            NET ASSETS
----------------------------------------------
Data Processing &
Reproduction                           8.9%

Electronic Components &
Instruments                            6.8%

Insurance                              6.2%

Financial Services                     5.7%

Energy Sources                         5.5%

Industrial Components                  4.9%

Electrical & Electronics               4.5%

Transportation                         4.3%

Merchandising                          3.9%

Telecommunications                     3.7%


American General Corp. also performed well. Home appliance maker Windmere-Durable Holdings Inc., aided by its acquisition of a Black & Decker unit, contributed positively to the Fund's performance, and American Stores Co. (which hurt the Fund's performance last year) rebounded from an earnings disappointment. Positions liquidated as their stock prices reached our target levels included Fruit of the Loom Inc., Intuit Inc., Travelers Inc. and Pinnacle West Capital Corp. During the period, the Fund purchased stock in companies hurt by what we believed to be near-term earnings shortfalls. In doing so, we initiated positions in ADC Telecommunications Inc. and Newbridge Networks Corp., and added to our position in Scholastic Corp.

We remain positive about the U.S. market on a long-term basis, but our analysis of the Dow Jones(R) Industrial Average and the S&P 500 indicates that both indices are trading well-above their 20-year average price-to-book, price-to-sales, price-to-dividends and price-to-cash flow levels, and we are concerned with short-term valuations. Please remember, this discussion reflects our views, opinions and portfolio holdings as of June 30, 1998, the end of the reporting period. However, market and economic conditions are changing constantly, which may affect our strategies and the Fund's portfolio composition. Although historic performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

While the Fund invests primarily in securities of U.S. companies and the U.S. government, its agencies and instrumentalities, it may also invest up to 35% of its total assets in securities of issuers in any


                                                                               3

PAGE


This chart shows the top ten holdings of the Templeton American Trust, Inc. including company name and industry, as of June 30, 1998, based on total net assets.

                                    % OF TOTAL
COMPANY, INDUSTRY                   NET ASSETS
----------------------------------------------
ADC Telecommunications Inc.
Electronic Components &
Instruments                            3.5%

Morgan Stanley Dean Witter
Discover & Co.
Financial Services                     3.3%

Landstar System Inc.
Transportation                         2.5%

American International Group Inc.
Insurance                              2.5%

Scholastic Corp.
Broadcasting & Publishing              2.3%

Ford Motor Co.
Automobiles                            2.3%

DSC Communications Corp.
Electrical & Electronics               2.1%

3Com Corp.
Data Processing & Reproduction         2.1%

American General Corp.
Insurance                              2.0%

AT&T Corp.
Telecommunications                     2.0%


foreign country, developed or developing. There are, of course, special risks involved with global investing related to market, currency, economic, social, political and other factors. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. These special risks and other considerations are discussed in the Fund's prospectus. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, severe market corrections. While short-term volatility can be disconcerting, declines of as much as 40% to 50% are not unusual in emerging markets. For example, the Hong Kong equity market has increased 785% in the last 15 years, but has suffered six quarterly declines of more than 20% during that time(2).

As always, we thank you for your participation in Templeton American Trust.

Sincerely,


/s/ PETER A. NORI

Peter A. Nori
Portfolio Manager
Templeton American Trust, Inc.



2. Source: Bloomberg. Based on quarterly percentage change over 15 years ended June 30, 1998. Market returns are measured in Hong Kong dollars.


4

PAGE


PERFORMANCE SUMMARY


CLASS I

Templeton American Trust - Class I produced a 9.76% cumulative total return for the six-month period ended June 30, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions, and does not include the sales charge. We have always maintained a long-term perspective when managing the Fund, and we encourage you to view your investments in a similar manner. As you can see from the table on page 6, the Fund's Class I shares delivered a cumulative total return of more than 77% since inception on May 1, 1995.

The Fund's share price, as measured by net asset value, increased 76 cents, from $17.17 on December 31, 1997, to $17.93 on June 30, 1998. During the reporting period, shareholders received per-share distributions of 33 cents ($0.33) in short-term capital gains and 57 cents ($0.57) in long-term capital gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.


Past performance is not predictive of future results.


                                                                               5

PAGE


CLASS I
Periods ended 6/30/98

                                                                         SINCE
                                                                       INCEPTION
                                               1-YEAR       3-YEAR      (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                     18.02%       69.00%       77.33%
Average Annual Total Return(2)                 11.21%       16.78%       17.61%
Value of $10,000 Investment(3)               $11,121      $15,927      $16,725


                                              6/30/96      6/30/97      6/30/98
--------------------------------------------------------------------------------
One-Year Total Return(4)                       13.81%       25.81%      18.02%

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the maximum 5.75% initial sales charge.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the maximum 5.75% initial sales charge.

4. One-year total return represents the change in value of an investment over the periods ended on the dates indicated and does not include the sales charge.

All calculations assume reinvestment of distributions at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social and political climates of countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.


Past performance is not predictive of future results.


6

PAGE


Class II

Templeton American Trust - Class II produced a 9.44% cumulative total return for the six-month period ended June 30, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions, and does not include sales charges. We have always maintained a long-term perspective when managing the Fund, and we encourage you to view your investments in a similar manner. As you can see from the table on page 8, the Fund's Class II shares delivered a cumulative total return of more than 168% since inception on February 27, 1991.

The Fund's share price, as measured by net asset value, increased 70 cents, from $17.21 on December 31, 1997, to $17.91 on June 30, 1998. During the reporting period, shareholders received per-share distributions of 33 cents ($0.33) in short-term capital gains and 57 cents ($0.57) in long-term capital gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.


Past performance is not predictive of future results.


                                                                               7

PAGE


CLASS II
Periods ended 6/30/98

                                                                         SINCE
                                                                       INCEPTION
                                               1-YEAR       5-YEAR     (2/27/91)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                     17.22%      103.47%      168.67%
Average Annual Total Return(2)                 15.16%       15.03%       14.26%
Value of $10,000 Investment(3)               $11,516      $20,141      $26,601

                                6/30/94   6/30/95   6/30/96   6/30/97   6/30/98
--------------------------------------------------------------------------------
One-Year Total Return(4)         7.25%    14.57%    13.02%    24.93%    17.22%

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and has been restated to include the current maximum 1.0% initial sales charge and 1.0% contingent deferred sales charge applicable to shares redeemed within 18 months of investment. Prior to May 1, 1995, Class II shares were offered without an initial sales charge and with a higher, but declining, contingent deferred sales charge; thus, actual returns for investors who paid this higher charge would differ.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and have been restated to include the current maximum 1.0% initial sales charge and 1.0% contingent deferred sales charge applicable to shares redeemed within 18 months of investment. Prior to May 1, 1995, Class II shares were offered without an initial sales charge and with a higher, but declining, contingent deferred sales charge; thus, actual returns for investors who paid this higher charge would differ.

4. One-year total return represents the change in value of an investment over the periods ended on the dates indicated and does not include sales charges.

All calculations assume reinvestment of distributions at net asset value. Past expense waivers by the Fund's Manager increased the Fund's total returns to shareholders. Without these waivers, the Fund's total returns would have been lower. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social and political climates of countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.


Past performance is not predictive of future results.


8

PAGE

TEMPLETON AMERICAN TRUST, INC.
Financial Highlights

                                                                                      CLASS I
                                                                ----------------------------------------------------
                                                                SIX MONTHS ENDED        YEAR ENDED DECEMBER 31,
                                                                 JUNE 30, 1998      --------------------------------
                                                                  (UNAUDITED)        1997         1996        1995+
                                                                ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period........................         $17.17         $16.02       $14.23       $13.37
                                                                ----------------------------------------------------
Income from investment operations:
 Net investment income......................................            .04            .13          .20          .11
 Net realized and unrealized gains..........................           1.62           3.42         2.60         1.21
                                                                ----------------------------------------------------
Total from investment operations............................           1.66           3.55         2.80         1.32
                                                                ----------------------------------------------------
Less distributions from:
 Net investment income......................................             --           (.15)        (.26)        (.20)
 Net realized gains.........................................           (.90)         (2.25)        (.75)        (.26)
                                                                ----------------------------------------------------
Total distributions.........................................           (.90)         (2.40)       (1.01)        (.46)
                                                                ----------------------------------------------------
Net asset value, end of period..............................           $17.93       $17.17       $16.02       $14.23
                                                                ====================================================
Total Return*...............................................          9.76%         22.66%       19.90%        9.94%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................         $6,703         $5,028       $2,053         $881
Ratios to average net assets:
 Expenses...................................................          1.50%**        1.41%        1.57%        1.81%**
 Net investment income......................................           .54%**         .58%        1.53%        1.31%**
Portfolio turnover rate.....................................         17.10%         41.06%       15.93%        4.44%

*Total return does not reflect sales commissions and is not annualized. **Annualized.
+For the period May 1, 1995 (effective date) to December 31, 1995.
                                                                               9

PAGE

TEMPLETON AMERICAN TRUST, INC.
Financial Highlights (continued)

                                                                                CLASS II
                                             -------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                      YEAR ENDED DECEMBER 31,
                                              JUNE 30, 1998      -----------------------------------------------------------
                                               (UNAUDITED)        1997         1996         1995         1994         1993
                                             -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the
  period)
Net asset value, beginning of period.....         $17.21          $16.04       $14.25       $12.49       $13.39       $11.77
                                             -------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)............           (.01)           (.03)         .14          .14          .04          .04
 Net realized and unrealized gains.......           1.61            3.45         2.54         2.04          .17         1.82
                                             -------------------------------------------------------------------------------
Total from investment operations.........           1.60            3.42         2.68         2.18          .21         1.86
                                             -------------------------------------------------------------------------------
Less distributions from:
 Net investment income...................             --              --         (.14)        (.14)        (.05)        (.03)
 Net realized gains......................           (.90)          (2.25)        (.75)        (.28)       (1.06)        (.21)
                                             -------------------------------------------------------------------------------
Total distributions......................           (.90)          (2.25)        (.89)        (.42)       (1.11)        (.24)
                                             -------------------------------------------------------------------------------
Net asset value, end of period...........           $17.91        $17.21       $16.04       $14.25       $12.49       $13.39
                                             ===============================================================================
Total Return*............................          9.44%          21.83%       18.91%       17.55%        1.63%       15.82%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)........        $52,672         $52,063      $44,648      $44,183      $37,959      $34,418
Ratios to average net assets:
 Expenses................................          2.15%**         2.17%        2.26%        2.40%        2.47%        2.53%
 Net investment income (loss)............         (.10)%**        (.16)%         .85%         .95%         .34%         .31%
Portfolio turnover rate..................         17.10%          41.06%       15.93%        4.44%       31.92%       14.10%

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
                       See Notes to Financial Statements.
 10

PAGE

TEMPLETON AMERICAN TRUST, INC.
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED)

                                                                   COUNTRY          SHARES          VALUE
                                                                   --------------------------------------
COMMON STOCKS 84.4%
AEROSPACE & MILITARY TECHNOLOGY 1.6%
Kaman Corp., A..............................................    United States         50,200     $   955,369
                                                                                                 -----------
AUTOMOBILES 3.4%
*Circuit City Stores Inc., Carmax Group.....................    United States         63,200         643,850
Ford Motor Co...............................................    United States         23,000       1,357,000
                                                                                                 -----------
                                                                                                   2,000,850
                                                                                                 -----------
BANKING .4%
Credicorp, Ltd..............................................        Peru              15,840         232,650
                                                                                                 -----------
BROADCASTING & PUBLISHING 2.3%
*Scholastic Corp............................................    United States         34,600       1,379,675
                                                                                                 -----------
BUILDING MATERIALS & COMPONENTS 2.5%
Owens Corning...............................................    United States         26,015       1,061,737
Pioneer International Ltd...................................      Australia          175,000         417,219
                                                                                                 -----------
                                                                                                   1,478,956
                                                                                                 -----------
BUSINESS & PUBLIC SERVICES 1.3%
Columbia HCA Healthcare Corp................................    United States         26,000         757,250
                                                                                                 -----------
CHEMICALS .8%
Great Lakes Chemical Corp...................................    United States         11,000         433,812
*Octel Corp.................................................    United States          2,750          54,656
                                                                                                 -----------
                                                                                                     488,468
                                                                                                 -----------
DATA PROCESSING & REPRODUCTION 8.9%
*3com Corp..................................................    United States         40,300       1,236,706
*Bay Networks Inc...........................................    United States         35,000       1,128,750
Compaq Computer Corp........................................    United States         22,869         648,908
*NCR Corp...................................................    United States         18,021         585,683
*Newbridge Networks Corp....................................       Canada             41,845       1,001,665
*Quantum Corp...............................................    United States         32,300         670,225
                                                                                                 -----------
                                                                                                   5,271,937
                                                                                                 -----------
ELECTRICAL & ELECTRONICS 4.5%
Ametek Inc..................................................    United States         31,100         911,619
*DSC Communications Corp....................................    United States         42,100       1,263,000
Motorola Inc................................................    United States          9,000         473,063
                                                                                                 -----------
                                                                                                   2,647,682
                                                                                                 -----------
ELECTRONIC COMPONENTS & INSTRUMENTS 6.8%
*ADC Telecommunications Inc.................................    United States         56,200       2,053,056
Harman International Industries Inc.........................    United States         20,500         789,250
Intel Corp..................................................    United States         16,000       1,186,000
                                                                                                 -----------
                                                                                                   4,028,306
                                                                                                 -----------
ENERGY EQUIPMENT & SERVICES 1.5%
Sun Co. Inc.................................................    United States         23,300         904,331
                                                                                                 -----------

                                                                              11

PAGE


TEMPLETON AMERICAN TRUST, INC.
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                   COUNTRY          SHARES          VALUE
                                                                   --------------------------------------
COMMON STOCKS (CONT.)
ENERGY SOURCES 5.5%
Norsk Hydro AS, ADR.........................................       Norway              8,800     $   388,300
Occidental Petroleum Corp...................................    United States         32,150         868,050
Societe Elf Aquitaine SA....................................       France              4,000         562,355
Total SA, B.................................................       France              7,000         910,023
YPF Sociedad Anonima, ADR...................................      Argentina           18,000         541,125
                                                                                                 -----------
                                                                                                   3,269,853
                                                                                                 -----------
FINANCIAL SERVICES 5.7%
Associates First Capital Corp., A...........................    United States          6,027         463,326
Fannie Mae..................................................    United States         16,000         972,000
Morgan Stanley Dean Witter Discover & Co....................    United States         21,644       1,977,721
                                                                                                 -----------
                                                                                                   3,413,047
                                                                                                 -----------
FOOD & HOUSEHOLD PRODUCTS .9%
IBP Inc.....................................................    United States         30,000         543,750
                                                                                                 -----------
FOREST PRODUCTS & PAPER 1.1%
Boise Cascade Corp..........................................    United States         20,300         664,825
                                                                                                 -----------
HEALTH & PERSONAL CARE 2.4%
Aetna Inc...................................................    United States          8,500         647,062
*Windmere-Durable Holdings Inc..............................    United States         21,400         766,388
                                                                                                 -----------
                                                                                                   1,413,450
                                                                                                 -----------
INDUSTRIAL COMPONENTS 4.9%
Exide Corp..................................................    United States         43,000         722,937
Flowserve Corp..............................................    United States         20,904         514,761
Goodyear Tire & Rubber Co...................................    United States         18,000       1,159,875
Walbro Corp.................................................    United States         37,800         533,925
                                                                                                 -----------
                                                                                                   2,931,498
                                                                                                 -----------
INSURANCE 6.2%
American General Corp.......................................    United States         17,000       1,210,187
American International Group Inc............................    United States         10,025       1,463,650
Presidential Life Corp......................................    United States         47,100       1,006,763
                                                                                                 -----------
                                                                                                   3,680,600
                                                                                                 -----------
MERCHANDISING 3.9%
American Stores Co..........................................    United States         48,888       1,182,478
*Gymboree Inc...............................................    United States         73,800       1,118,531
                                                                                                 -----------
                                                                                                   2,301,009
                                                                                                 -----------
METALS & MINING 3.4%
Birmingham Steel Corp.......................................    United States         56,800         702,900
Oregon Steel Mills Inc......................................    United States         36,600         681,675
Reynolds Metals Co..........................................    United States         11,000         615,313
                                                                                                 -----------
                                                                                                   1,999,888
                                                                                                 -----------

 12

PAGE


TEMPLETON AMERICAN TRUST, INC.
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                   COUNTRY          SHARES          VALUE
                                                                   --------------------------------------
COMMON STOCKS (CONT.)
MISCELLANEOUS MATERIALS & COMMODITIES 1.6%
Agrium Inc..................................................       Canada             75,000     $   946,875
                                                                                                 -----------
MULTI-INDUSTRY .9%
Hutchison Whampoa Ltd.......................................      Hong Kong          100,000         527,837
                                                                                                 -----------
REAL ESTATE 1.4%
LTC Properties Inc..........................................    United States         41,720         777,035
National Health Investors Inc...............................    United States          1,800          59,625
                                                                                                 -----------
                                                                                                     836,660
                                                                                                 -----------
TELECOMMUNICATIONS 3.7%
AT&T Corp...................................................    United States         21,150       1,208,194
U.S. West Communications Group..............................    United States         21,200         996,400
                                                                                                 -----------
                                                                                                   2,204,594
                                                                                                 -----------
TEXTILES & APPAREL 1.3%
Shaw Industries Inc.........................................    United States         45,000         793,125
                                                                                                 -----------
TRANSPORTATION 4.3%
*Fritz Companies............................................    United States         79,000       1,056,625
*Landstar System Inc........................................    United States         42,400       1,481,350
                                                                                                 -----------
                                                                                                   2,537,975
                                                                                                 -----------
UTILITIES ELECTRICAL & GAS 3.0%
Iberdrola SA................................................        Spain             50,000         813,247
Potomac Electric Power Co...................................    United States         37,650         943,603
                                                                                                 -----------
                                                                                                   1,756,850
                                                                                                 -----------
WHOLESALE & INTERNATIONAL TRADE .2%
Brierley Investments Ltd....................................     New Zealand         225,000         112,126
                                                                                                 -----------
TOTAL COMMON STOCKS ($35,726,901)...........................                                      50,079,436
                                                                                                 -----------


                                                                              13

PAGE


TEMPLETON AMERICAN TRUST, INC.
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                                  PRINCIPAL
                                                                                   AMOUNT**         VALUE
                                                                                   -------------------------
SHORT TERM INVESTMENTS 8.1%
Federal Farm Credit Banks, 5.53%, 10/01/98...................................     $1,930,000     $ 1,930,216
U.S. Treasury Bills, 5.035% to 5.130% with maturities to 11/12/98............      2,949,000       2,894,116
                                                                                                 -----------
TOTAL SHORT TERM INVESTMENTS (COST $4,823,102)...............................                      4,824,332
                                                                                                 -----------
TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $40,550,003)............                     54,903,768
                                                                                                 -----------
(a)REPURCHASES AGREEMENTS 9.4%
Merrill Lynch & Co. Inc., 5.80%, 7/01/98 (Maturity Value $2,800,451)
  Collaterized by U.S. Treasury Notes........................................      2,800,000       2,800,000
Morgan Stanley Inc., 5.75%, 7/01/98 (Maturity Value $2,800,447) Collaterized
  by U.S. Treasury Notes.....................................................      2,800,000       2,800,000
                                                                                                 -----------
TOTAL REPURCHASE AGREEMENTS (COST $5,600,000)................................                      5,600,000
                                                                                                 -----------
TOTAL INVESTMENTS (COST $46,150,003) 101.9%..................................                     60,503,768
OTHER ASSETS, LESS LIABILITIES (1.9%)........................................                     (1,128,864)
                                                                                                 -----------
TOTAL NET ASSETS 100.0%......................................................                    $59,374,904
                                                                                                 ===========

*Non-income producing.
**Securities traded in U.S. dollars.
(a)See Note 1(e) regarding repurchase agreements.

                       See Notes to Financial Statements.
 14

PAGE

TEMPLETON AMERICAN TRUST, INC.
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

Assets:
 Investments in securities, at value (cost $40,550,003).....    $54,903,768
 Repurchase agreements, at value and cost...................      5,600,000
 Cash.......................................................            999
 Receivables:
  Investment securities sold................................        924,299
  Capital shares sold.......................................        112,346
  Dividends and interest....................................         57,491
                                                                -----------
      Total assets..........................................     61,598,903
                                                                -----------
Liabilities:
 Payables:
  Investment securities purchased...........................      1,930,000
  Capital shares redeemed...................................        132,526
  To affiliates.............................................        139,869
 Accrued liabilities........................................         21,604
                                                                -----------
      Total liabilities.....................................      2,223,999
                                                                -----------
Net assets, at value........................................    $59,374,904
                                                                ===========
Net assets consist of:
 Accumulated net investment loss............................    $    (9,433)
 Net unrealized appreciation................................     14,353,765
 Accumulated net realized gain..............................      5,406,569
 Capital shares.............................................     39,624,003
                                                                -----------
Net assets, at value........................................    $59,374,904
                                                                ===========
CLASS I:
 Net asset value per share ($6,703,060 / 373,909 shares
   outstanding).............................................         $17.93
                                                                ===========
 Maximum offering price per share ($17.93 / 94.25%).........         $19.02
                                                                ===========
CLASS II:
 Net asset value per share ($52,671,844 / 2,940,766 shares
   outstanding)*............................................         $17.91
                                                                ===========
 Maximum offering price per share ($17.91 / 99.00%).........         $18.09
                                                                ===========

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.
                                                                              15

PAGE

TEMPLETON AMERICAN TRUST, INC.
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $11,501)
 Dividends..................................................    $  376,678
 Interest...................................................       224,770
                                                                ----------
      Total investment income...............................                     $  601,448
Expenses:
 Management fees (Note 3)...................................       205,236
 Administrative fees (Note 3)...............................        43,979
 Distribution fees (Note 3)
  Class I...................................................        10,482
  Class II..................................................       263,291
 Transfer agent fees (Note 3)...............................        32,000
 Custodian fees.............................................         4,900
 Reports to shareholders....................................        15,500
 Registration and filing fees...............................        16,493
 Professional fees..........................................        10,500
 Directors' fees and expenses...............................         8,500
                                                                ----------
      Total expenses........................................                        610,881
                                                                                 ----------
          Net investment loss...............................                         (9,433)
                                                                                 ----------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments...............................................     5,427,543
  Foreign currency transactions.............................        (1,706)
                                                                ----------
      Net realized gain.....................................                      5,425,837
      Net unrealized depreciation on investments............                       (103,698)
                                                                                 ----------
Net realized and unrealized gain............................                      5,322,139
                                                                                 ----------
Net increase in net assets resulting from operations........                     $5,312,706
                                                                                 ==========

                       See Notes to Financial Statements.
 16

PAGE

TEMPLETON AMERICAN TRUST, INC.
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS ENDED
                                                                 JUNE 30, 1998            YEAR ENDED
                                                                  (UNAUDITED)          DECEMBER 31, 1997
                                                                ----------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment loss.......................................      $    (9,433)            $   (59,740)
  Net realized gain from investments and foreign currency
    transactions............................................        5,425,837               8,772,720
  Net unrealized appreciation (depreciation) on
    investments.............................................         (103,698)              1,234,510
                                                                ----------------------------------------
    Net increase in net assets resulting from operations....        5,312,706               9,947,490
 Distributions to shareholders from:
  Net investment income:
   Class I..................................................               --                 (34,067)
   Class II.................................................               --                  (8,714)
  Net realized gains:
   Class I..................................................         (293,518)               (482,773)
   Class II.................................................       (2,672,535)             (6,135,485)
 Capital share transactions (Note 2):
   Class I..................................................        1,410,531               2,906,521
   Class II.................................................       (1,473,314)              4,196,590
                                                                ----------------------------------------
    Net increase in net assets..............................        2,283,870              10,389,562
Net assets:
 Beginning of period........................................       57,091,034              46,701,472
                                                                ----------------------------------------
 End of period..............................................      $59,374,904             $57,091,034
                                                                ========================================
 Accumulated net investment loss included in net assets:
 End of period..............................................      $    (9,433)            $        --
                                                                ========================================

                       See Notes to Financial Statements.
                                                                              17

PAGE

TEMPLETON AMERICAN TRUST, INC.
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton American Trust, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks long-term total return (a combination of capital growth and income) by investing at least 65% of its total assets primarily in the equity and debt securities of U.S. companies and the U.S. government, its agencies and instrumentalities. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

 18

PAGE


TEMPLETON AMERICAN TRUST, INC.
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONT.)

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

e. REPURCHASE AGREEMENTS:

The Fund may enter into repurchase agreements, which are accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Fund, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At June 30, 1998, all outstanding repurchase agreements held by the Fund had been entered into on that date.

f. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

The Fund offers two classes of shares: Class I and Class II shares. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At June 30, 1998, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                     JUNE 30, 1998               DECEMBER 31, 1997
                                                                -----------------------------------------------------
                                                                 SHARES       AMOUNT           SHARES       AMOUNT
                                                                -----------------------------------------------------
CLASS I SHARES:
Shares sold.................................................     154,051    $ 2,705,086        205,470    $ 3,717,827
Shares issued on reinvestment of distributions..............      14,989        260,929         27,495        464,649
Shares redeemed.............................................     (87,859)    (1,555,484)       (68,378)    (1,275,955)
                                                                -----------------------------------------------------
Net increase................................................      81,181    $ 1,410,531        164,587    $ 2,906,521
                                                                =====================================================

                                                                              19

PAGE


TEMPLETON AMERICAN TRUST, INC.
Notes to Financial Statements (unaudited) (continued)

2. CAPITAL STOCK (CONT.)

                                                                    SIX MONTHS ENDED                 YEAR ENDED
                                                                     JUNE 30, 1998                DECEMBER 31, 1997
                                                                ------------------------------------------------------
                                                                 SHARES        AMOUNT           SHARES       AMOUNT
                                                                ------------------------------------------------------
CLASS II SHARES:
Shares sold.................................................     354,787    $  6,198,815        336,921    $ 6,061,966
Shares issued on reinvestment of distributions..............     136,912       2,385,007        322,381      5,449,383
Shares redeemed.............................................    (576,812)    (10,057,136)      (416,422)    (7,314,759)
                                                                ------------------------------------------------------
Net increase (decrease).....................................     (85,113)   $ (1,473,314)       242,880    $ 4,196,590
                                                                ======================================================

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also directors or officers of Templeton Investment Counsel, Inc. (TICI), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to TICI of 0.70% per year of the average daily net assets of the Fund. The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

ANNUALIZED
FEE RATE                    AVERAGE DAILY NET ASSETS
------------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors up to 0.35% and 1.00% per year of the average daily net assets of Class I and Class II shares, respectively, for costs incurred in marketing the Fund's Class I and Class II shares. Under the Class I distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At June 30, 1998, there were unreimbursed costs of $622. Distributors received net commissions from sales of fund shares and received contingent deferred sales charges for the period of $5,839 and $3,245, respectively.

Legal fees of $21,751 were paid to a law firm in which a partner is an officer of the Fund.

 20

PAGE


TEMPLETON AMERICAN TRUST, INC.
Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES

The cost of securities for income tax purposes is the same as that shown in the Statement of Investments. At June 30, 1998, the net unrealized appreciation based on the cost of investments for income tax purposes was as follows:

Unrealized appreciation.....................................  $16,593,952
Unrealized depreciation.....................................   (2,240,187)
                                                              -----------
Net unrealized appreciation.................................  $14,353,765
                                                              ===========

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 1998 aggregated $8,686,574 and $10,832,976 respectively.

6. SUBSEQUENT EVENT

The Fund's Board of Directors is considering a tax-free merger of the Fund with another fund affiliated with Franklin Resources, Inc., the parent company of the Fund's investment manager.

                                                                              21

PAGE

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PAGE


LITERATURE REQUEST

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Fund Information at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON GROUP

GLOBAL GROWTH
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing
 Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global
 Infrastructure Fund
Templeton Global
 Opportunities Trust
Templeton Global
 Real Estate Fund
Templeton Global
 Smaller Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME
Franklin Global Utilities Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and
 Income Fund

GLOBAL INCOME
Franklin Global Government
 Income Fund
Franklin Templeton Global
 Currency Fund
Franklin Templeton Hard
 Currency Fund
Templeton Americas Government
 Securities Fund

GROWTH
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap
 Growth Fund

GROWTH AND INCOME
Franklin Asset Allocation Fund
Franklin Balance Sheet
 Investment Fund*
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund*
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Strategic Income Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund
Templeton American Trust, Inc.

FUND ALLOCATOR SERIES
Franklin Templeton Conservative
 Target Fund
Franklin Templeton Moderate
 Target Fund
Franklin Templeton Growth
 Target Fund

INCOME
Franklin Adjustable Rate
 Securities Fund
Franklin Adjustable U.S.
 Government Securities Fund
Franklin's AGE High Income Fund
Franklin Bond Fund
Franklin Floating Rate Trust
Franklin Investment Grade
 Income Fund
Franklin Short-Intermediate
 U.S. Government Securities Fund
Franklin U.S. Government
 Securities Fund
Franklin Money Fund
Franklin Federal Money Fund

FRANKLIN FUNDS SEEKING
TAX-FREE INCOME
Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free
 Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC
FUNDS SEEKING
TAX-FREE INCOME
Alabama
Arizona**
Arkansas***
California**
Colorado
Connecticut
Florida**
Georgia
Hawaii***
Indiana
Kentucky
Louisiana
Maryland
Massachusetts+
Michigan**
Minnesota+
Missouri
New Jersey
New York**
North Carolina
Ohio+
Oregon
Pennsylvania
Tennessee***
Texas
Virginia
Washington***

VARIABLE ANNUITIES++
Franklin Valuemark(R)
Franklin Templeton
 Valuemark Income Plus
 (an immediate annuity)

*These funds are now closed to new accounts, with the exception of retirement plan accounts.

**Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

***The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

+Portfolio of insured municipal securities.

++Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC. The Franklin Valuemark Funds are managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates.

                                                                           07/98

PAGE


TEMPLETON AMERICAN
TRUST, INC.

PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
777 Mariners Island Blvd.
San Mateo, CA 94404-1585
1-800/DIAL BEN(R)
www.franklin-templeton.com

SHAREHOLDER SERVICES
1-800-632-2301

FUND INFORMATION
1-800-342-5236

This report must be preceded or accompanied by the current prospectus of the Templeton American Trust, Inc., which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political, and other factors, as well as investment decisions by the Investment Manager, which will not always be profitable or wise. The Fund and Fund investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept the risk of such losses should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be determined by the presence of a regular beeping tone.

100 S98 08/98                       [LOGO] Printed on recycled paper